Financial Instruments and Risk Management (Details) - MYR (RM)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments and Risk Management [Abstract]
Increase or decrease to report interest rate risk	RM 15,098	RM 16,707